Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Income tax expense
Summary of current and deferred components of income taxes

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Current tax expense	646,979	410,478	46,260
Deferred tax (benefit)/expense	(15,553)	(38,898)	4,495
Income tax expense	631,426	371,580	50,755

Summary of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	%	%	%
Statutory income tax rate of the PRC	25	25	25
Tax effect of permanent differences(i)	2	1	2
Change in valuation allowance	1	—	(2)
Tax effect of preferential tax rates	(1)	(1)	1
Effect of income tax in jurisdictions other than the PRC	(1)	(2)	(21)
Tax effect of Super Deduction and others	(2)	(2)	3
Effective income tax rate	24	21	8
(i)	The permanent book-tax differences mainly consisted of share-based compensation.

Schedule of effect of tax holiday

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Tax holiday effect	36,430	24,365	(8,793)
Basic net income per share effect	0.03	0.02	(0.01)
Diluted net income per share effect	0.03	0.02	(0.01)

Summary of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	34,306	36,235
Inventory provisions	33,128	23,433
Product warranty	1,263	481
Accrued expenses and others	28,464	17,137
Less: Valuation Allowance	(16,145)	(3,613)
Total deferred tax assets	81,016	73,673
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(18,130)	(16,145)
Unrealized investment income	(7,645)	(7,301)
Assets arisen from business combination	—	(15,555)
Total deferred tax liabilities	(25,775)	(39,001)

Presentation in the consolidated balance sheet
Deferred tax assets	63,894	58,263
Deferred tax liabilities	(8,653)	(23,591)
Net deferred tax assets	55,241	34,672

Schedule of movements in the valuation allowance

	For the year ended
	December 31, 2022	December 31, 2023
	(As adjusted)
	RMB	RMB
Balance as of January 1	15,415	16,145
Addition	730	—
Reverse	—	(12,532)
Balance as of December 31	16,145	3,613